11. SEGMENTED INFORMATION: Schedule of Geographical Segment Reporting Information (Details) - CAD ($)	Sep. 30, 2020	Sep. 30, 2019
Assets, Noncurrent	$ 4,367,641	$ 3,772,072
UNITED STATES
Assets, Noncurrent	911,875	531,083
PERU
Assets, Noncurrent	466,900	468,515
CANADA
Assets, Noncurrent	$ 2,988,866	$ 2,772,474